Accrued Expenses And Other Liabilities - Summary of Other Non-current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Uncertain tax position	¥ 155,746	$ 21,337	¥ 159,908
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Operating lease liabilities non-current portion	¥ 12,928	$ 1,771	¥ 17,699
Others	3,674	504	12,336
Total	¥ 172,348	$ 23,612	¥ 189,943